                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.


1.       Name and address of issuer:

         VANGUARD PREFERRED STOCK FUND

2.       Name of each series or class of funds for which this notice is filed:

         N/A

3.       Investment Company Act File Number:       811-2601

         Securities Act File Number:               2-54886

4.       Last day of fiscal year for which this notice is filed:    10/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                           /   /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

         N/A

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         N/A

9. Number and aggregate sales price of securities sold during the fiscal year:

         8,219,268 Shares of Beneficial Interest ("Shares")
         $72,291,451   Aggregate Sales Price

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         8,219,268 Shares
         $72,291,451 Aggregate Sales Price

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         None

12.      Calculation of registration fee:

         (i)     Aggregate sales price of securities sold during the fiscal
                 year in reliance on rule 24f-2 (from Item 10):                               $72,291,451

         (ii)    Aggregate price of shares issued in connection with
                 dividend reinvestment plans (from Item 11, if applicable):                   +    - 0 -

         (iii)   Aggregate price of shares redeemed or repurchased during
                 the fiscal year (if applicable):                                             -  110,317,650

         (iv)    Aggregate price of shares redeemed or repurchased and
                 previously applied as a reduction to filing fees pursuant to
                 rule 24f-2 (if applicable):                                                  +    - 0 -

         (v)     Net aggregate price of securities sold and issued during
                 the fiscal year in reliance on rule 24f-2 [line (I), plus line
                 (ii), less line  (iii), plus line (iv)] (if applicable):                     Negative Number

         (vi)    Multiplier prescried by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
                 Instruction C.6):                                                            x 1/29 of 1%

         (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                           - 0 -

INSTRUCTION:     Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                           /   /

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                                  SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated:


         By (Signature and Title) /s/ RAYMOND J. KLAPINSKY
                                  ---------------------------------------------
                                  Raymond J. Klapinsky, Secretary


         Date    December 20, 1995

"EXHIBIT A"




December 20, 1995



Vanguard Preferred Stock Fund
1300 Morris Drive, P.O. Box 876
Valley Forge, PA 19482

Gentlemen:

I have acted as counsel for Vanguard Preferred Stock Fund (the "Fund"), since its initial registration as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"), as amended. It is in my capacity as counsel to the Fund that I am furnishing you this opinion.

The Fund was organized as a Maryland corporation on October 10, 1975. On November 12, 1984, the Fund was reorganized into a Pennsylvania business trust which was organized solely for that purpose. The Fund's name was changed from Vanguard Qualified Dividend Portfolio II to Vanguard Preferred Stock Fund on October 2, 1987. Currently the Fund is authorized to issue an unlimited number of shares of beneficial interest ("shares"), without par value. On October 31, 1995, approximately 32,064,376 shares of the Fund were issued and outstanding.

I have examined: (1) the Articles of Incorporation of the Fund pertaining to its organization as a Maryland corporation; (2) the Declaration of Trust of the Pennsylvania business trust into which the Fund was reorganized; (3) the By-laws of the Fund (under its former structure as well as its present trust form); (4) the minutes of the meetings of the Directors (Trustees) of the Fund and of its shareholders; (5) the Fund's Notification of Registration under the 1940 Act; (6) its Registration Statement on Form N-1 (N-1A) under the 1940 Act and the Securities Act of 1933 ("1933 Act"), and all amendments thereto; and
(7) such other documents and proceedings which I deem necessary or appropriate for this opinion.

My examination also disclosed the following information:

1. On November 1, 1994 (the beginning of the Fund's fiscal year), the Fund had no sharaes registered under the 1933 Act other than pursuant to Rule 24f-2 of the 1940 Act, but which remained unsold on that date.

2. During the fiscal year ended October 31, 1995, the Fund did not register any securities under the 1933 Act other than pursuant to Rule 24f-2.

3. During the fiscal year ended October 31, 1995, the Fund sold 8,219,268 shares at a total sales price of $72,291,451 in reliance upon registration pursuant to Rule 24f-2 of the 1933 Act. During this same period the Fund redeemed 12,693,798 shares at an aggregate redemption price of $110,317,650.

You have instructed me to file, on behalf of the Fund, a Notice pursuant to Rule 24f-2 of the 1940 Act, for the purpose of registering, under the 1933 Act the shares set forth in paragraph 3 above which were sold by the Fund during the fiscal year.

Based upon the foregoing information and my examination, it is my opinion that:

1. The Fund is a validly organized and subsisting trust of the Commonwealth of Pennsylvania authorized to issue an unlimited number of shares of beneficial interest, without par value.

2. The proposed registration of the 8,219,268 shares of beneficial interest of the Fund in reliance upon Rule 24f-2 of the 1940 Act is proper. Such shares, which were issued for a consideration deemed by the Trustees to be consistent with the Declaration of Trust were legally issued, fully paid, and non-assessable; and

3. The holders of such shares have all the rights provided with respect to such holdings by the Declaration of Trust, as amended, and the laws of the Commonwealth of Pennsylvania.

I hereby consent to the use of this opinion as an Exhibit to the Rule 24f-2 Notice filed on behalf of the Fund, covering the registration of such shares under the 1933 Act, and to the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the states in which shares of the Fund are offered. I further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by me.


Very truly yours,

/s/    RAYMOND J. KLAPINSKY
--------------------------------
BY:   (Raymond J. Klapinsky)
         Counsel


RJK:mlj\fms